UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

FORM N-Q

JUNE 30, 2018

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.9%
Education - 10.0%
Northampton County, PA, General Purpose Authority College Revenue, Lafayette College	5.000%	11/1/47	$2,000,000	$2,277,880
Pennsylvania State Higher EFA Revenue:
Drexel University	5.000%	5/1/31	590,000	629,341
Drexel University	5.000%	5/1/41	3,750,000	4,225,987
La Salle University	5.000%	5/1/29	1,500,000	1,612,020
La Salle University	5.000%	5/1/37	1,700,000	1,785,459
La Salle University	5.000%	5/1/42	2,000,000	2,082,680
Thomas Jefferson University	5.000%	9/1/45	5,000,000	5,507,500
Philadelphia, PA, Authority for IDR:
Discovery Charter School Project	5.875%	4/1/32	450,000	456,053
Performing Arts Charter School Project	6.000%	6/15/23	715,000	748,119	(a)

Total Education				19,325,039

Health Care - 19.7%
Allegheny County, PA, Hospital Development Authority Revenue:
Health Center-UPMC Health, NATL	6.000%	7/1/24	1,000,000	1,195,560
Health Center-UPMC Health, NATL	6.000%	7/1/26	2,250,000	2,780,685
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing	5.000%	5/15/42	500,000	544,000
Highlands at Wyomissing	5.000%	5/15/47	600,000	650,448
Chester County, PA, HEFA Revenue, Jefferson Health System	5.000%	5/15/40	1,965,000	2,065,412
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/29	645,000	711,796
Lancaster County, PA, Hospital Authority Revenue, Health Center, Landis Homes Retirement Community Project	5.000%	7/1/45	3,000,000	3,190,860
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre	5.000%	7/1/41	1,000,000	1,107,490
Montgomery County, PA, IDA Revenue, Acts Retirement-Life Communities	5.000%	11/15/24	3,250,000	3,545,100
Montgomery County, PA, IDA, Health Facilities Revenue, Jefferson Health System	5.000%	10/1/41	6,000,000	6,408,600
Pennsylvania State Higher EFA Revenue:
University of Pennsylvania Health System	5.000%	8/15/47	3,500,000	3,962,105
University of Pittsburgh Medical Center	5.000%	5/15/31	8,000,000	8,438,880
St. Mary Hospital Authority, PA, Health System Revenue:
Trinity Health Corp. Obligated Group	5.000%	11/15/26	500,000	585,185
Trinity Health Corp. Obligated Group	5.000%	11/15/27	1,210,000	1,425,767
Trinity Health Corp. Obligated Group	5.000%	11/15/28	1,100,000	1,287,264

Total Health Care				37,899,152

See Notes to Schedule of Investments.

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - 1.2%
Allegheny County, PA, IDA Revenue, Environmental Improvement, US Steel Corp.	6.750%	11/1/24	$2,000,000	$2,048,380
Delaware County, PA, IDA Revenue, Resources Recovery Facilities	6.200%	7/1/19	210,000	210,538

Total Industrial Revenue				2,258,918

Leasing - 1.2%
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, AMBAC	5.500%	8/1/28	1,000,000	1,194,860
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	250,000	282,358
Philadelphia School District Project, AGM	5.000%	6/1/33	750,000	841,785

Total Leasing				2,319,003

Local General Obligation - 9.7%
Erie County, PA, Convention Center Authority Gtd.
Hotel Revenue, County GTD	5.000%	1/15/36	4,000,000	4,481,480
Lackawanna County, PA, GO:
AGC	5.875%	9/15/30	4,375,000	4,574,325
AGC	6.000%	9/15/32	2,730,000	2,858,419
Luzerne County, PA, GO, AGM	5.000%	11/15/29	5,000,000	5,610,700
York County, PA, GO	5.000%	3/1/36	1,000,000	1,159,350

Total Local General Obligation				18,684,274

Power - 4.5%
Philadelphia, PA, Gas Works Revenue:
	5.000%	8/1/31	1,250,000	1,408,325
1998 General Ordinance	5.000%	10/1/31	1,575,000	1,791,169
1998 General Ordinance	5.000%	10/1/32	1,300,000	1,475,383
1998 General Ordinance	5.000%	10/1/33	1,000,000	1,131,030
1998 General Ordinance	5.000%	8/1/47	2,500,000	2,793,550

Total Power				8,599,457

Pre-Refunded/Escrowed to Maturity - 19.4%
Chester County, PA, HEFA Revenue, Jefferson Health System	5.000%	5/15/40	5,535,000	5,869,093	(b)
Lehigh County, PA, General Purpose Authority Revenue, Muhlenberg College Project	5.250%	2/1/34	1,075,000	1,098,596	(b)
Pennsylvania Convention Center Authority Revenue, FGIC	6.000%	9/1/19	685,000	703,563	(c)

See Notes to Schedule of Investments.

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - (continued)
Pennsylvania State Higher EFA Revenue:
Drexel University	5.000%	5/1/31	$9,410,000	$10,222,742	(b)
University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,237,060	(b)
Pennsylvania State Turnpike Commission Revenue:
	5.250%	12/1/41	1,520,000	1,687,382	(b)
AGC	5.000%	6/1/39	1,290,000	1,329,977	(b)
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	6,000,000	6,121,920	(b)
Philadelphia, PA, Gas Works Revenue, NATL	7.000%	5/15/20	100,000	106,728	(c)
St. Mary Hospital Authority, PA, Health System Revenue, Catholic Health East	5.000%	11/15/40	3,745,000	4,019,546	(b)
Washington County, PA, IDA, College Revenue, Washington and Jefferson College	5.000%	11/1/36	3,700,000	3,915,303	(b)

Total Pre-Refunded/Escrowed to Maturity				37,311,910

School District - 2.0%
Dover Area School District, GO:
BAM	5.000%	4/1/36	1,000,000	1,129,140
BAM	5.000%	4/1/37	875,000	986,720
BAM	5.000%	4/1/38	1,000,000	1,126,210
BAM	5.000%	4/1/39	575,000	646,731

Total School District				3,888,801

Special Tax Obligation - 0.5%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/29	65,000	59,475
Matching Fund Loan	6.000%	10/1/39	385,000	318,588
Matching Fund Loan	6.625%	10/1/29	150,000	127,125
Matching Fund Loan	6.750%	10/1/37	460,000	389,850

Total Special Tax Obligation				895,038

Tobacco Settlement - 0.6%
Commonwealth Financing Authority, Tobacco Master Settlement Payment	5.000%	6/1/35	1,000,000	1,127,360

Transportation - 14.5%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/40	4,000,000	4,171,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue, Port District Project	5.000%	1/1/25	2,715,000	2,965,594

See Notes to Schedule of Investments.

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
Delaware River, PA, Joint Toll Bridge Commission Revenue:
	5.000%	7/1/23	$1,000,000	$1,106,510
	5.000%	7/1/42	2,000,000	2,274,420
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/41	2,480,000	2,696,529
Pennsylvania State Turnpike Commission Revenue, Turnpike Subordinate Revenue Refunding Bond:
	5.000%	6/1/39	2,250,000	2,471,602
	5.000%	12/1/48	2,000,000	2,246,800
Philadelphia, PA, Airport Revenue:
	5.000%	6/15/35	3,300,000	3,639,372	(d)
	5.000%	7/1/42	3,000,000	3,384,150	(d)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, Parking System Revenue:
	5.000%	12/15/33	615,000	693,948
	5.000%	12/15/34	1,000,000	1,123,210
	5.000%	12/15/36	1,000,000	1,118,080

Total Transportation				27,891,215

Water & Sewer - 15.6%
Capital Region Water, PA, Water Revenue, BAM	5.000%	7/15/29	250,000	286,800
Delaware County, PA, Regional Water Quality Control Authority Revenue	5.000%	11/1/46	5,000,000	5,657,050
Erie, PA, Water Authority Revenue:
	5.000%	12/1/43	2,250,000	2,511,360
AGM	5.000%	12/1/43	875,000	886,287
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, Amerrican Water Co. Project	6.200%	4/1/39	9,000,000	9,284,400
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	2,000,000	2,222,600
Westmoreland County, PA, Municipal Authority Revenue:
BAM	5.000%	8/15/42	3,000,000	3,351,270
Capital Appreciation, AGM	0.000%	8/15/30	8,830,000	5,820,030

Total Water & Sewer				30,019,797

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $184,316,385)				190,219,964

SHORT-TERM INVESTMENTS - 0.3%
MUNICIPAL BONDS - 0.3%
Health Care - 0.2%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wakemed Obligated Group, LOC - Wells Fargo Bank N.A.	1.480%	10/1/38	200,000	200,000	(e)(f)
Sarasota County, FL, Public Hospital District, Sarasota Memorial Hospital	1.510%	7/1/37	200,000	200,000	(e)(f)

Total Health Care				400,000

See Notes to Schedule of Investments.

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - 0.1%
Municipal Electric Authority of Georgia, Various Project	1.510%	1/1/48	$100,000	$100,000	(e)(f)

TOTAL SHORT-TERM INVESTMENTS (Cost - $500,000)				500,000

TOTAL INVESTMENTS - 99.2% (Cost - $184,816,385)				190,719,964
Other Assets in Excess of Liabilities - 0.8%				1,504,927

TOTAL NET ASSETS - 100.0%				$192,224,891

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(f)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
UPMC	— University of Pittsburgh Medical Center

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Pennsylvania Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/

Notes to Schedule of Investments (unaudited) (continued)

yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$190,219,964	—	$190,219,964
Short-Term Investments†	—	500,000	—	500,000

Total Investments	—	$190,719,964	—	$190,719,964

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2018